Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other assets
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Prepaid rental and property management fees	12,112	5,467
Prepayment for purchase of goods and services	12,247	5,990
VAT recoverable	25,425	23,183
Receivables on behalf of manachised hotels(i)	103,495	81,473
Contract assets (Note 13(b))	7,171	8,741
Deposits	2,904	2,165
Others	6,931	10,006
Subtotal	170,285	137,025
Less: allowance for doubtful accounts	(3,124)	(3,124)
Total	167,161	133,901
(i)	The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees.

Schedule of changes in allowance for doubtful accounts

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
At the beginning of the year	3,441	3,124
Allowance made during the year	3,124	—
Allowance write-off during the year	(3,441)	—
At the end of the year	3,124	3,124

Schedule of other assets

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Long-term rental deposits	75,604	75,954
Contract assets (Note 13(b))	62,615	58,288
VAT recoverable	8,800	6,744
Prepayments for purchase of property and equipment	444	349
Deferred rental initial direct costs	11,758	—
Deferred initial public offering related costs	23,360	—
Total	182,581	141,335